Operating leases right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of lease cost	The components of lease cost are as follows:

December 31, 2019
Operating lease cost:
Amortization of right-of-use assets	$3,513
Interest	973
Total lease cost	$4,486

Schedule of maturities of lease liabilities
The maturities of lease liabilities as of December 31, 2019 are as follows:

2020	$4,406
2021	3,765
2022	3,691
2023	2,691
2024	2,016
Thereafter	3,724
Total undiscounted cash flows	20,293
Less: imputed interest	(2,769)
Present value of operating lease liabilities	17,524
Less: current portion	(4,406)
Long term operating lease liabilities	$13,118